Accumulated Losses - Summary of Accumulated Losses (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Beginning balance	$ 18,744	$ 21,506	$ 18,837
Profit (loss) after income tax	4,094	(11,640)	(5,690)
Ending balance	23,660	18,744	21,506
Accumulated Losses [Member]
Beginning balance	(146,835)	(135,748)	(131,369)
Profit (loss) after income tax	4,094	(11,640)	(5,690)
Transfer from share-based payment reserve for expired options	1,483	553	1,311
Ending balance	$ (141,258)	$ (146,835)	$ (135,748)